Income Taxes (Tables)	12 Months Ended
May 31, 2021
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
Significant components of provision for income taxes for the years ended May 31, 2019, 2020 and 2021 were as follows:

	For the years ended May 31,
	2019	2020	2021
	US$	US$	US$
Current:
PRC	103,031	142,992	127,313

Deferred:
PRC	(17,317)	(8,630)	(43,725)

Total provision for income taxes	85,714	134,362	83,588

Components of Group's Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2020	2021
	US$	US$
Deferred tax assets
Allowance doubtful accounts	4,677	12,710
Accrued expenses	55,172	76,848
Net operating loss carry-forward	43,049	102,595
Tax impact from the long term investments disposed to a related party	1,521	1,521

Total deferred tax assets	104,419	193,674

Less: valuation allowance	(41,095)	(90,087)

Total deferred tax assets, net	63,324	103,587

Deferred tax liabilities
Acquired assets	3,598	3,241
Tax impact from the unrealized gain on available-for-sale investments	8,308	9,931

Total deferred tax liabilities	11,906	13,172

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates
A reconciliation of the effective tax rates from 25% statutory tax rates for the years ended May 31, 2019, 2020 and 2021 was as follows:

	For the years ended May 31,
	2019	2020	2021
	%	%	%
Statutory tax rate	25.00	25.00	25.00
Effect of permanent differences for tax purposes	16.70	5.93	(1.53)
Tax effect of exempt entities	(6.91)	(5.50)	(3.83)
Effect of tax holiday	(9.73)	(5.13)	(8.66)
Changes in valuation allowance	1.13	6.53	15.55
Effect of dividend withholding tax	0.77	0.63	0.00

Effective tax rate	26.96	27.46	26.53

Schedule of Increase in Income Tax Expenses and Decrease in Net Income Per Share
If the WFOE and certain subsidiaries and schools of the VIEs did not enjoy income tax exemptions and preferential tax rates for the years ended May 31, 2019, 2020 and 2021, the increase in income tax expenses and the decrease in net income per share amounts would be as follows:

	For the years ended May 31,
	2019	2020	2021
	US$	US$	US$
Increase in income tax expenses	51,002	50,809	33,847
Decrease in net income per share—basic	0.32	0.32	0.20
Decrease in net income per share—diluted	0.32	0.32	0.20